Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 24, 2022
C000237191
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Account Value	$ 12,607	$ 12,583	$ 12,362	$ 12,093	$ 11,691	$ 11,461	$ 10,982	$ 10,877	$ 10,436	$ 10,393	$ 10,218	$ 10,000
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,339	11,372	11,252	11,267	10,752	10,748	10,529	10,501	10,613	10,401	10,406	10,000
T. Rowe Index: ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 12,891	$ 12,815	$ 12,613	$ 12,338	$ 11,797	$ 11,644	$ 11,194	$ 10,970	$ 10,610	$ 10,492	$ 10,306	$ 10,000